Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment, Net Estimated Useful Lives	The estimated useful lives are as follows:
Category	Estimated useful lives
Buildings	20 years
Properties held for lease	20 years
Leasehold improvements	2-3 years
Furniture, office equipment	3-5 years
Motor vehicles	3-4 years

Schedule of Intangible Assets, Net Estimated Useful Lives

Intangible assets mainly include purchased intangible assets. Purchased intangible assets are initially recognized and measured at cost upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives based upon the usage of the asset, which is approximated using a straight-line method as follows:

Category	Estimated useful lives
Software	2-10 years
Membership	10 years

Schedule of Revenue
	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Category of Revenue:
Base commission from transactions	201,907	269,640	320,757
Innovation initiatives and other value-added services	44,041	15,317	18,347
	245,948	284,957	339,104

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Timing of Revenue Recognition:
Services transferred at a point in time	214,258	272,207	330,254
Services transferred over time	14,477	6,898	7,050
Goods transferred at a point in time	17,213	5,852	1,800
	245,948	284,957	339,104